Funds Receivable and Customer Accounts - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Option, Quantitative Disclosures [Line Items]
Total funds receivable and customer accounts	$ 20,062	$ 18,242
Aggregate fair value of investments in an unrealized loss position	1,100	2,800
Funds receivable and customer accounts
Fair Value, Option, Quantitative Disclosures [Line Items]
Aggregate fair value of investments in an unrealized loss position	3,100	6,000
Fair Value Option, Investments
Fair Value, Option, Quantitative Disclosures [Line Items]
Total funds receivable and customer accounts	2,300	1,400
Fair Value Option, Investments | Funds receivable and customer accounts
Fair Value, Option, Quantitative Disclosures [Line Items]
Net gain (loss) from fair value changes	$ (117)	$ 176